Commitments and contingencies - Schedule of Commitments and Contingencies (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
2022 (remaining six months)	$ 94
2023	304
2024	315
2025	231
2026	192
Thereafter	1,284
Future Minimum Payments	$ 2,420